Cover	Aug. 31, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-43386
Entity Registrant Name	IDAHO COPPER CORPORATION
Entity Central Index Key	0001263364
Entity Tax Identification Number	98-0221494
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	800 W. Main Street
Entity Address, Address Line Two	Suite 1460
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	274-9220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	COPR
Security Exchange Name	NYSEAMER
Common Stock Purchase Warrant
Title of 12(b) Security	Common Stock Purchase Warrant
Trading Symbol	COPR WS
Security Exchange Name	NYSEAMER